UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-04254

Legg Mason Partners Income Trust

(Exact name of registrant as specified in charter)

55 Water Street, New York, NY 10041

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: November 30

Date of reporting period: August 31, 2011

ITEM 1.	SCHEDULE OF INVESTMENTS

LEGG MASON PARTNERS INCOME TRUST

LEGG MASON WESTERN ASSET

INTERMEDIATE MATURITY NEW YORK

MUNICIPALS FUND

FORM N-Q

AUGUST 31, 2011

LEGG MASON WESTERN ASSET INTERMEDIATE MATURITY NEW YORK MUNICIPALS FUND

Schedule of investments (unaudited)	August 31, 2011

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
MUNICIPAL BONDS - 93.9%
Education - 15.8%
Canton, NY, Capital Resource Corp., Student Housing Facility Revenue, Grasse River LLC, SUNY Canton College Foundation Project, AGM	5.000%	5/1/30	$2,000,000	$2,073,800
Nassau County, NY, IDA Civic Facility Revenue:
Hofstra University Project, NATL	5.250%	7/1/13	1,250,000	1,346,475
Hofstra University Project, NATL	5.250%	7/1/14	2,000,000	2,235,100
New York State Dormitory Authority Revenue:
City University Refunding, AMBAC, TCRS	5.750%	7/1/12	140,000	146,073
Fordham University	5.000%	7/1/23	1,000,000	1,109,450
Non-State Supported Debt, Manhattan Marymount	5.000%	7/1/24	5,285,000	5,408,246
St. Thomas Aquinas, Radian	5.000%	7/1/14	640,000	641,639
Yeshiva University, AMBAC	5.375%	7/1/15	725,000	727,095
New York State Dormitory Authority Revenue, Non-State Supported Debt, New School University	5.250%	7/1/30	9,000,000	9,439,560
Suffolk County, NY, Industrial Development Agency, Civic Facilities Revenue, New York Institute of Technology Project	5.000%	3/1/26	2,000,000	2,007,600
Troy, NY, Capital Resource Corp. Revenue, Rensselaer Polytechnical Institute	5.000%	9/1/30	7,000,000	7,126,770
Troy, NY, IDA Civic Facility Revenue:
Rensselaer Polytechnic Institute	5.500%	9/1/11	1,150,000	1,150,000
Rensselaer Polytechnic Institute	5.500%	9/1/12	1,100,000	1,147,113
Rensselaer Polytechnic Institute	5.500%	9/1/13	1,000,000	1,041,020

Total Education				35,599,941

Health Care - 12.3%
New York State Dormitory Authority Revenue:
FHA of New York & Presbyterian Hospital, AGM	5.250%	2/15/25	4,555,000	4,822,971
Mental Health Services Facilities Improvement	6.000%	2/15/12	1,000,000	1,023,640
Municipal Health Facility	5.000%	1/15/25	5,000,000	5,278,000
Non-State Supported Debt, Mount Sinai Hospital	5.000%	7/1/23	3,000,000	3,172,920
Non-State Supported Debt, NYU Hospitals Center	5.250%	7/1/24	4,000,000	4,294,440
NYSARC Inc., AGM	5.000%	7/1/12	1,370,000	1,401,688
New York State Dormitory Authority Revenues:
Non-State Supported Debt, North Shore Long Island Jewish Health System	5.000%	5/1/21	3,000,000	3,131,580
Non-State Supported Debt, North Shore Long Island Jewish Health System	5.000%	5/1/22	2,305,000	2,392,382
Non-State Supported Debt, North Shore Long Island Jewish Health System	5.000%	5/1/23	2,150,000	2,220,219

Total Health Care				27,737,840

Housing - 3.9%
New York City, NY, HDC, MFH Revenue	4.750%	11/1/29	2,500,000	2,504,625
New York State Housing Finance Agency Revenue, Affordable Housing	4.500%	11/1/30	1,175,000	1,155,671
New York State Mortgage Agency Revenue	5.000%	4/1/25	5,000,000	5,180,400

Total Housing				8,840,696

Industrial Revenue - 6.7%
Essex County, NY, IDA, PCR, International Paper Co. Project	5.700%	7/1/16	750,000	819,075	(a)
New York State Energy Research & Development Authority, PCR:
Rochester Gas & Electric Corp., NATL	4.750%	7/1/16	2,250,000	2,348,258	(b)
Rochester Gas & Electric Corp., NATL	5.000%	8/1/16	6,450,000	6,722,641	(b)

See Notes to Schedule of Investments.

Page1

LEGG MASON WESTERN ASSET INTERMEDIATE MATURITY NEW YORK MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	August 31, 2011

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Industrial Revenue - continued
Puerto Rico Commonwealth Government Development Bank, NATL	4.750%	12/1/15	$5,000,000	$5,222,000

Total Industrial Revenue				15,111,974

Leasing - 2.9%
Capital District Youth Center, Lease Revenue, LOC-KeyBank N.A.	6.000%	2/1/17	335,000	335,077
New York State Dormitory Authority Revenue:
State University Dormitory Facilities	5.000%	7/1/23	1,685,000	1,858,572
State University Dormitory Facilities	5.000%	7/1/24	3,050,000	3,333,009
Third General Resolution, NATL, IBC	5.250%	11/15/12	1,000,000	1,057,720

Total Leasing				6,584,378

Local General Obligation - 6.1%
Monroe County, NY, GO, Public Improvement	6.000%	3/1/18	1,000,000	1,187,290
New York, NY, GO	5.000%	5/15/22	4,000,000	4,575,240
Niagara County, NY, GO, Environmental Infrastructure, NATL	5.250%	8/15/13	435,000	468,273
North Hempstead, NY, GO	5.000%	5/15/12	275,000	283,473
Nyack, NY, GO, Union Free School District, FGIC	5.250%	12/15/15	630,000	736,004
Pulaski, CSD, NY, GO, FGIC	5.000%	6/15/12	780,000	802,230
Rockland County, NY, Solid Waste Management Authority	5.750%	12/15/23	5,000,000	5,692,650

Total Local General Obligation				13,745,160

Other - 1.4%
Brooklyn Arena, NY, Local Development Corp., Barclays Center Project	5.750%	7/15/18	1,400,000	1,519,392
Municipal Assistance Corp. for the City of Troy, NY, Capital Appreciation, NATL	0.000%	1/15/19	1,990,000	1,568,598

Total Other				3,087,990

Power - 3.2%
Long Island Power Authority, Electric System Revenue	5.250%	6/1/13	2,500,000	2,699,100
Port Authority of New York & New Jersey Special Obligation Revenue, Fourth Installment, Special Project, KIAC-4	6.750%	10/1/11	300,000	300,996	(a)
Puerto Rico Electric Power Authority, Power Revenue	5.375%	7/1/22	3,890,000	4,163,117

Total Power				7,163,213

Pre-Refunded/Escrowed to Maturity - 1.0%
New York City, NY, TFA Revenue, Future Tax Secured, NATL	5.250%	5/1/12	1,600,000	1,628,576	(c)
New York State Environmental Facilities Corp., State Clean Water & Drinking Water Revenue	5.250%	6/15/14	605,000	642,885	(d)

Total Pre-Refunded/Escrowed to Maturity				2,271,461

Special Tax Obligation - 25.3%
Brooklyn Arena, NY, Local Development Corp., Barclays Center Project	5.750%	7/15/20	4,355,000	4,667,776
New York City, NY, TFA Revenue:
Future Tax Secured	4.750%	11/15/16	15,000	15,117
Future Tax Secured	5.000%	5/1/24	8,000,000	9,051,440
New York City, NY, Trust for Cultural Resources Revenue, Lincoln Center for the Performing Arts Inc.	5.750%	12/1/18	5,000,000	6,080,400
New York State Dormitory Authority, State Personal Income Tax Revenue	5.000%	3/15/19	1,670,000	1,969,448
New York State Dormitory Authority, State Personal Income Tax Revenue	5.250%	2/15/20	7,000,000	8,404,900

See Notes to Schedule of Investments.

LEGG MASON WESTERN ASSET INTERMEDIATE MATURITY NEW YORK MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	August 31, 2011

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Special Tax Obligation - continued
New York State Dormitory Authority, State Personal Income Tax Revenue	5.000%	3/15/23	$2,500,000	$2,806,875
New York State Urban Development Corp. Revenue, Refunding Service Contract	5.250%	1/1/25	4,245,000	4,624,800
United Nations Development Corp., NY, Revenue	5.000%	7/1/23	3,000,000	3,311,850
United Nations Development Corp., NY, Revenue	5.000%	7/1/25	4,000,000	4,338,760
United Nations Development Corp., NY, Revenue	5.000%	7/1/26	3,000,000	3,230,880
Virgin Islands Public Finance Authority Revenue	5.000%	10/1/19	3,250,000	3,590,047
Virgin Islands Public Finance Authority Revenue, Matching Fund Loan	5.000%	10/1/25	5,000,000	5,028,800

Total Special Tax Obligation				57,121,093

Transportation - 12.2%
Albany, NY, Parking Authority Revenue	5.250%	10/15/12	505,000	512,242
MTA, NY, Revenue	5.250%	11/15/23	5,760,000	6,521,933
MTA, NY, Revenue	6.250%	11/15/23	3,500,000	4,094,930
MTA, NY, Revenue	5.000%	11/15/25	1,500,000	1,644,195
MTA, NY, Revenue	5.000%	11/15/27	3,825,000	4,115,815
New York State Thruway Authority, Second General Highway & Bridge Trust Fund	5.000%	4/1/23	4,000,000	4,492,560
New York State Thruway Authority, State Personal Income Tax Revenue	5.000%	3/15/19	1,000,000	1,172,580
Niagara Falls, Bridge Commission Toll Revenue, FGIC	5.250%	10/1/15	890,000	916,575
Port Authority of New York & New Jersey, Special Obligation Revenue, JFK International Air Terminal LLC	5.000%	12/1/20	4,000,000	3,947,360

Total Transportation				27,418,190

Water & Sewer - 3.1%
New York State Environmental Facilities Corp., State Clean Water & Drinking Water	5.250%	6/15/22	5,915,000	6,961,659

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $198,422,288)				211,643,595

SHORT-TERM INVESTMENTS - 5.1%
General Obligation - 3.0%
New York City, NY, GO, Subordinated, AGM, SPA-Dexia Credit Local	1.500%	11/1/26	6,800,000	6,800,000	(e)(f)

Water & Sewer - 2.1%
New York City, NY, Municipal Water Finance Authority, Water & Sewer System Revenue, Second General Resolution, SPA-Fortis Bank S.A.	0.080%	6/15/36	4,700,000	4,700,000	(e)(f)

TOTAL SHORT-TERM INVESTMENTS (Cost - $11,500,000)				11,500,000

TOTAL INVESTMENTS - 99.0% (Cost - $209,922,288#)				223,143,595
Other Assets in Excess of Liabilities - 1.0%				2,315,821

TOTAL NET ASSETS - 100.0%				$225,459,416

(a)	Income from this issue is considered a preference item for purposes of calculating the alternative minimum tax (“AMT”).

(b)	Maturity date shown represents the mandatory tender date.

(c)	Pre-Refunded bonds are escrowed with U.S. government obligations and/or U.S. government agency securities and are considered by the manager to be triple-A rated even if issuer has not applied for new ratings.

(d)	Bonds are escrowed to maturity by government securities and/or U.S. government agency securities and are considered by the manager to be triple-A rated even if issuer has not applied for new ratings.

(e)	Variable rate demand obligations have a demand feature under which the Fund can tender them back to the issuer or liquidity provider on no more than 7 days notice.

(f)	Maturity date shown is the final maturity date. The security may be sold back to the issuer before final maturity.

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:

AGM	— Assured Guaranty Municipal Corporation - Insured Bonds
AMBAC	— American Municipal Bond Assurance Corporation - Insured Bonds
CSD	— Central School District
FGIC	— Financial Guaranty Insurance Company - Insured Bonds

See Notes to Schedule of Investments.

LEGG MASON WESTERN ASSET INTERMEDIATE MATURITY NEW YORK MUNICIPALS FUND

Schedule of Investments (unaudited) (cont’d)	August 31, 2011

FHA	— Federal Housing Administration

GO	— General Obligation

HDC	— Housing Development Corporation

IBC	— Insured Bond Certificates

IDA	— Industrial Development Authority

LOC	— Letter of Credit

MFH	— Multi-Family Housing

MTA	— Metropolitan Transportation Authority

NATL	— National Public Finance Guarantee Corporation - Insured Bonds

PCR	— Pollution Control Revenue

Radian	— Radian Asset Assurance - Insured Bonds

SPA	— Standby Bond Purchase Agreement - Insured Bonds

TCRS	— Transferable Custodial Receipts

TFA	— Transitional Finance Authority

Ratings Table*

Standard & Poor’s/Moody’s/Fitch**
AAA/Aaa	11.5%
AA/Aa	26.8
A	36.3
BBB/Baa	19.8
A-1/VMIG 1	5.2
NR	0.4

100.0%

*	As a percentage of total investments.

**	The ratings shown are based on each portfolio security’s rating as determined by Standard & Poor’s, Moody’s or Fitch, each a Nationally Recognized Statistical Rating Organization (“NRSRO”). These ratings are the opinions of the NRSRO and are not measures of quality or guarantees of performance. Securities may be rated by other NRSROs, and these ratings may be higher or lower. In the event that a security is rated by multiple NRSROs and receives different ratings, the Fund will treat the security as being rated in the highest rating category received from an NRSRO.

See pages 5 through 9 for definitions of ratings.

See Notes to Schedule of Investments.

Bond Ratings

The definitions of the applicable rating symbols are set forth below:

Long-Term Security Ratings (unaudited)

Standard & Poor’s Ratings Service (“Standard & Poor’s”) Long-term Issue Credit Ratings — Ratings from “AA” to “CCC” may be modified by the addition of a plus (+) or minus (–) sign to show relative standings within the major rating categories.

AAA — An obligation rated “AAA” has the highest rating assigned by Standard & Poor’s. The obligor’s capacity to meet its financial commitment on the obligation is extremely strong.

AA — An obligation rated “AA” differs from the highest-rated obligations only to a small degree. The obligor’s capacity to meet its financial commitment on the obligation is very strong.

A — An obligation rated “A” is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories. However, the obligor’s capacity to meet its financial commitment on the obligation is still strong.

BBB — An obligation rated “BBB” exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

BB — An obligation rated “BB” is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions, which could lead to the obligor’s inadequate capacity to meet its financial commitment on the obligation.

B — An obligation rated “B” is more vulnerable to nonpayment than obligations rated “BB”, but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor’s capacity or willingness to meet its financial commitment on the obligation.

CCC — An obligation rated “CCC” is currently vulnerable to nonpayment, and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

CC — An obligation rated “CC” is currently highly vulnerable to nonpayment.

C — The “C” rating may be used to cover a situation where a bankruptcy petition has been filed or similar action has been taken, but payments on this obligation are being continued.

D — An obligation rated “D” is in payment default. The “D” rating category is used when payments on an obligation are not made on the date due, even if the applicable grace period has not expired, unless Standard & Poor’s believes that such payments will be made during such grace period. The “D” rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments of an obligation are jeopardized.

Moody’s Investors Service (“Moody’s”) Long-term Obligation Ratings — Numerical modifiers 1, 2 and 3 may be applied to each generic rating from “Aa” to “Caa,” where 1 is the highest and 3 the lowest ranking within its generic category.

Aaa — Obligations rated “Aaa” are judged to be of the highest quality, with minimal credit risk.

Aa — Obligations rated “Aa” are judged to be of high quality and are subject to very low credit risk.

A — Obligations rated “A” are considered upper-medium grade and are subject to low credit risk.

Bond Ratings (continued)

Long-Term Security Ratings (unaudited) (cont’d)

Baa — Obligations rated “Baa” are subject to moderate credit risk. They are considered medium grade and as such may possess certain speculative characteristics.

Ba — Obligations rated “Ba” are judged to have speculative elements and are subject to substantial credit risk.

B — Obligations rated “B” are considered speculative and are subject to high credit risk.

Bond Ratings (continued)

Long-Term Security Ratings (unaudited) (cont’d)

Caa — Obligations rated “Caa” are judged to be of poor standing and are subject to very high credit risk.

Ca — Obligations rated “Ca” are highly speculative and are likely in, or very near, default, with some prospect of recovery for principal and interest.

C — Obligations rated “C” are the lowest rated class and are typically in default, with little prospect of recovery for principal and interest.

Fitch Ratings Service (“Fitch”) Structured, Project & Public Finance Obligations — Ratings from “AA” to “CCC” may be modified by the addition of a plus (+) or minus (–) sign to show relative standings within the major rating categories.

AAA — Obligations rated “AAA” by Fitch denote the lowest expectation of default risk. They are assigned only in cases of exceptionally strong capacity for payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

AA — Obligations rated “AA” denote expectations of very low default risk. They indicate very strong capacity for payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

A — Obligations rated “A” denote expectations of low default risk. The capacity for payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to adverse business or economic conditions than is the case for higher ratings.

BBB — Obligations rated “BBB” indicate that expectations of default risk are currently low. The capacity for payment of financial commitments is considered adequate but adverse business or economic conditions are more likely to impair this capacity.

BB — Obligations rated “BB” indicate an elevated vulnerability to default risk, particularly in the event of adverse changes in business or economic conditions over time; however, business or financial flexibility exists which supports the servicing of financial commitments.

B — Obligations rated “B” indicate that material default risk is present, but a limited margin of safety remains. Financial commitments are currently being met; however, capacity for continued payment is vulnerable to deterioration in the business and economic environment.

CCC — Default is a real possibility.

CC — Default of some kind appears probable.

C — Default is imminent or inevitable, or the issuer is in standstill.

NR — Indicates that the obligation is not rated by Standard & Poor’s, Moody’s or Fitch.

Short-Term Security Ratings (unaudited)

Standard & Poor’s Municipal Short-Term Notes Ratings

SP-1 — A short-term obligation rated “SP-1” is rated in the highest category by Standard & Poor’s. Strong capacity to pay principal and interest. An issue determined to possess a very strong capacity to pay debt service is given a plus (+) designation.

SP-2 — A short-term obligation rated “SP-2” is a Standard & Poor’s rating indicating satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.

SP-3 — A short-term obligation rated “SP-3” is a Standard & Poor’s rating indicating speculative capacity to pay principal and interest.

Standard & Poor’s Short-Term Issues Credit Ratings

A-1 — A short-term obligation rated “A-1” is rated in the highest category by Standard & Poor’s. The obligor’s capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor’s capacity to meet its financial commitment on these obligations is extremely strong.

Bond Ratings (continued)

Short-Term Security Ratings (unaudited) (cont’d)

A-2 — A short-term obligation rated “A-2” by Standard & Poor’s is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor’s capacity to meet its financial commitment on the obligation is satisfactory.

A-3 — A short-term obligation rated “A-3” by Standard & Poor’s exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

B — A short-term obligation rated “B” by Standard & Poor’s is regarded as having significant speculative characteristics. Ratings of “B-1”, “B-2” and “B-3” may be assigned to indicate finer distinctions within the “B” category. The obligor currently has the capacity to meet its financial commitment on the obligation; however, it faces major ongoing uncertainties which could lead to the obligor’s inadequate capacity to meet its financial commitment on the obligation.

Moody’s Variable Rate Demand Obligations (VRDO) Ratings

VMIG 1 — Moody’s highest rating for issues having a variable rate demand feature — VRDO. This designation denotes superior credit quality. Excellent protection is afforded by the superior short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price on demand.

VMIG 2 — This designation denotes strong credit quality. Good protection is afforded by the strong short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price on demand.

VMIG 3 — This designation denotes acceptable credit quality. Adequate protection is afforded by the strong short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price on demand.

Moody’s Short-Term Municipal Obligations Ratings

MIG 1 — Moody’s highest rating for short-term municipal obligations. This designation denotes superior credit quality. Excellent protection is afforded by established cash flows, highly reliable liquidity support, or demonstrated broad-based access to the market for refinancing.

MIG 2 — This designation denotes strong credit quality. Margins of protection are ample, although not as large as the preceding group.

MIG 3 — This designation denotes acceptable credit quality. Liquidity and cash flow protection may be narrow, and market access for refinancing is likely to be less well-established.

SG — This designation denotes speculative-grade credit quality. Debt instruments in this category may lack sufficient margins of protection.

Moody’s Short-Term Obligations Ratings

P-1 — Moody’s highest rating for commercial paper and for VRDO prior to the advent of the VMIG 1 rating. Have a superior ability to repay short-term debt obligations.

P-2 — Have a strong ability to repay short-term debt obligations.

P-3 — Have an acceptable ability to repay short-term debt obligations.

NP — Issuers do not fall within any of the Prime rating categories.

Fitch’s Short-Term Issuer or Obligations Ratings

F1 — Fitch’s highest rating indicating the strongest intrinsic capacity for timely payment of financial commitments; may have an added “+” to denote any exceptionally strong credit feature.

Bond Ratings (continued)

Short-Term Security Ratings (unaudited) (cont’d)

F2 — Fitch rating indicating good intrinsic capacity for timely payment of financial commitments.

F3 — Fitch rating indicating intrinsic capacity for timely payment of financial commitments is adequate.

NR — Indicates that the obligation is not rated by Standard & Poor’s, Moody’s or Fitch.

Notes to Schedule of Investments (unaudited)

1. Organization and Significant Accounting Policies

Legg Mason Western Asset Intermediate Maturity New York Municipals Fund (the “Fund”) is a separate non-diversified investment series of Legg Mason Partners Income Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment Valuation. The valuations for fixed income securities and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of fair valuation techniques and methodologies. Short-term fixed income securities that will mature in 60 days or less are valued at amortized cost, unless it is determined that using this method would not reflect an investment’s fair value. If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Fund has adopted Financial Accounting Standards Board Codification Topic 820 (“ASC Topic 820”). ASC Topic 820 establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Fund’s investments, and requires additional disclosure about fair value. The hierarchy of inputs is summarized below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Municipal bonds†	—	$211,643,595	—	$211,643,595
Short-term investments†	—	11,500,000	—	11,500,000

Total investments	—	$223,143,595	—	$223,143,595

†	See Schedule of Investments for additional detailed categorizations.

(b) Fund Concentration. Since the Fund invests primarily in obligations of issuers within New York, it is subject to possible risks associated with economic, political, credit or legal developments or industrial or regional matters specifically affecting New York.

(c) Security Transactions. Security transactions are accounted for on a trade date basis.

2. Investments

Notes to Schedule of Investments (unaudited) (continued)

At August 31, 2011, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$13,256,739
Gross unrealized depreciation	(35,432)

Net unrealized appreciation	$13,221,307

3. Derivative instruments and hedging activities

Financial Accounting Standards Board Codification Topic 815 requires enhanced disclosure about an entity’s derivative and hedging activities.

During the period ended August 31, 2011, the Fund did not invest in any derivative instruments.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Income Trust

By:	/s/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date:	October 27, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date:	October 27, 2011

By:	/s/ KAPREL OZSOLAK
Kaprel Ozsolak
Chief Financial Officer

Date:	October 27, 2011